Warrants - Schedule of Fair Value of The Common Stock Warrants (Details) - Common Stock Warrants [Member]	Dec. 31, 2022 yr	Dec. 31, 2021 yr
Measurement Input, Price Volatility [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Fair Value Of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input		73
Measurement Input, Expected Dividend Rate [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Fair Value Of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0
Maximum [Member] | Measurement Input, Expected Term [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Fair Value Of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	1.5	10
Maximum [Member] | Measurement Input, Price Volatility [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Fair Value Of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	73
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Fair Value Of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	1.9	1.3
Minimum [Member] | Measurement Input, Expected Term [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Fair Value Of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	7	12
Minimum [Member] | Measurement Input, Price Volatility [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Fair Value Of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	78.5
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Fair Value Of Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.7	1.7